TAXES - Tax Rate Reconciliation (Details)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Reconciliation of the statutory U.S. federal tax rate to the company's effective tax rate from continuing operations
Statutory rate	35.00%	35.00%	35.00%
U.S. Tax Cuts and Jobs Act	48.00%
Foreign tax differential	(26.00%)	(21.00%)	(17.00%)
Intra-entity transfers	(5.00%)
Domestic incentives	(2.00%)	(1.00%)	(2.00%)
State and local	1.00%	1.00%	1.00%
Japan resolution		(10.00%)
Other	(2.00%)	0.00%	(1.00%)
Effective rate	49.00%	4.00%	16.00%